CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 89,206	$ 185,836	$ 131,175
Fair value adjustments to hedging financial instruments	41,827	(18,407)	(19,467)
Fair value adjustments to hedging financial instruments in associated companies	2,897	19,561	20,074
Reclassification into net income of previous fair value adjustments to hedging financial instruments	2,102	27	1,756
Fair value adjustments to available for sale securities	699	896	(327)
Other items of comprehensive (loss)/income	(58)	67	(16)
Other comprehensive income, net of tax	47,467	2,144	2,020
Comprehensive income	$ 136,673	$ 187,980	$ 133,195